                            Select Ten Plus Fund, LLC


                                  Annual Report

                                December 31, 1999


                                    Contents

President's Letter............................................................ii
Report of Independent Auditors.................................................1
Financial Statements, Financial Highlights, and Schedule of
    Investments:
       Select Ten Plus Portfolio-June..........................................2
       Select Ten Plus Portfolio-September.....................................5
       Select Ten Plus Portfolio-December......................................8
Notes to Financial Statements.................................................11




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND UNITS, IS A BANK AND FUND UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

February 14, 2000

Dear Unit  Holders:

Enclosed is the Select Ten Plus Fund, LLC annual report for the fiscal period ended December 31, 1999. The report includes details on the investment holdings in the June, September, and December Portfolios of Select Ten Plus Fund, LLC as of December 31, 1999, as well as other pertinent financial information.

Select Ten Plus Fund, LLC follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Select Ten Plus Fund, LLC is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please contact us at your convenience.

Sincerely,
/s/ Edward J. Haines
Edward J. Haines
President

                         Report of Independent Auditors

The Unit Holders and Board of Directors
Select Ten Plus Fund, LLC

We have audited the accompanying statements of assets and liabilities of Select Ten Plus Fund, LLC (the "Fund") (comprised of Select Ten Plus Portfolio-June, Select Ten Plus Portfolio-September and Select Ten Plus Portfolio-December), including the schedules of investments, as of December 31, 1999, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 1999, by correspondence with the custodian and broker. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Fund at December 31, 1999, and the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
January 28, 2000

                        Select Ten Plus Portfolio - June

                       Statement of Assets and Liabilities


                                                                                                DECEMBER 31, 1999
                                                                                              ----------------------
ASSETS
  Investments in securities, at value (cost $327,749)--See accompanying schedule                      $ 294,918
  Cash                                                                                                    7,438
  Dividends, interest and other receivables                                                              11,932
                                                                                              ----------------------
TOTAL ASSETS                                                                                            314,288

LIABILITIES
  Accrued expenses                                                                                        8,167
                                                                                              ----------------------
TOTAL LIABILITIES                                                                                         8,167
                                                                                              ----------------------
NET ASSETS                                                                                            $ 306,121
                                                                                              ----------------------
                                                                                              ----------------------
Net Assets consist of:
  Paid-in capital                                                                                     $ 342,258
  Undistributed net investment income                                                                     3,550
  Accumulated net realized loss on investments                                                           (6,856)
  Net unrealized depreciation on investments                                                            (32,831)
                                                                                              ----------------------
NET ASSETS                                                                                            $ 306,121
                                                                                              ----------------------
                                                                                              ----------------------
UNIT VALUE, offering and redemption price per unit                                                     $   9.10
                                                                                              ----------------------
                                                                                              ----------------------
Units outstanding                                                                                        33,627
                                                                                              ----------------------
                                                                                              ----------------------


                             Statement of Operations


                                                                                                  JUNE 30, 1999
                                                                                                (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                                                DECEMBER 31, 1999
                                                                                              ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                         $  5,222

EXPENSES
  Custody and accounting expenses                                                                       10,162
  Directors' fees and expenses                                                                           3,150
  Professional fees                                                                                      2,521
  Errors and omissions insurance                                                                         1,851
  Printing and filing fees                                                                               1,662
  Investment advisory and management fees                                                                  986
  Other expenses                                                                                           629
                                                                                              ----------------------
    Total expenses before reimbursement                                                                 20,961
    Less:  expense reimbursement                                                                       (19,289)
                                                                                              ----------------------
    Net expenses                                                                                         1,672
                                                                                              ----------------------
Net investment income                                                                                    3,550

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

  Net realized loss on investment securities                                                            (6,856)
  Net unrealized depreciation during the period on investments                                         (32,831)

                                                                                              ----------------------
Net realized and unrealized loss on investments                                                        (39,687)
                                                                                              ----------------------

Net decrease in net assets resulting from operations                                                 $ (36,137)
                                                                                              ----------------------
                                                                                              ----------------------
SEE ACCOMPANYING NOTES.

                       Select Ten Plus Portfolio - June

                       Statement of Changes in Net Assets


                                                                                                JUNE 30, 1999
                                                                                              (COMMENCEMENT OF
                                                                                             OPERATIONS) THROUGH
                                                                                              DECEMBER 31, 1999
                                                                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                              $   3,550
  Net realized loss on investments                                                                      (6,856)
  Net unrealized depreciation during the period on investments                                         (32,831)
                                                                                          --------------------------
    Net decrease in net assets resulting from operations                                               (36,137)

Contract related transactions:
  Contributions from contract holders (47,905 units)                                                   480,220
  Cost of units redeemed (14,278 units)                                                               (137,962)
                                                                                          --------------------------
    Net increase in net assets resulting from unit transactions                                        342,258
                                                                                          --------------------------
Total increase in net assets                                                                           306,121

NET ASSETS
Beginning of period                                                                                         --
                                                                                          --------------------------
End of period (including undistributed net investment income of $3,550)                              $ 306,121
                                                                                          --------------------------
                                                                                          --------------------------

SEE ACCOMPANYING NOTES.


                              Financial Highlights


                                                                                               JUNE 30, 1999
                                                                                             (COMMENCEMENT OF
                                                                                            OPERATIONS) THROUGH
                                                                                             DECEMBER 31, 1999
                                                                                          ------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                                   $  10.00
  Loss from investment operations:
    Net investment income                                                                               0.11
    Net realized and unrealized loss on investments                                                    (1.01)
                                                                                          ------------------------
    Total from investment operations                                                                   (0.90)
                                                                                          ------------------------
  Unit value, end of period                                                                          $  9.10
                                                                                          ------------------------
                                                                                          ------------------------
TOTAL RETURN                                                                                           (8.97%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                             $  306
 Ratio of net investment income to average net assets                                                   1.80%
 Ratio of expenses to average net assets                                                                0.85%
 Ratio of net investment loss to average net assets before voluntary expense reimbursement             (7.98%)
 Ratio of expenses to average net assets before voluntary expense reimbursement                        10.63%
 Portfolio turnover rate                                                                                  49%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER
RATE.

                        Select Ten Plus Portfolio - June

                             Schedule of Investments

                                December 31, 1999

                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100.0%)
   BASIC MATERIALS (27.2%)
       Du Pont (E.I.) de Nemours and Company                                      541            $    35,638
       Exxon Mobil Corporation                                                    555                 44,712
                                                                                                 ---------------
                                                                                                      80,350
   CAPITAL GOODS (22.2%)
       Caterpillar Inc.                                                           529                 24,896
       Minnesota Mining and Manufacturing Company                                 415                 40,618
                                                                                                 ---------------
                                                                                                      65,514
   CONSUMER CYCLICAL (29.6%)
       Eastman Kodak Company                                                      528                 34,980
       General Motors Corporation                                                 517                 37,579
       The Goodyear Tire & Rubber Company                                         520                 14,658
                                                                                                 ---------------
                                                                                                      87,217
   CONSUMER STAPLE (5.4%)
       Philip Morris Companies, Inc.                                              691                 16,023

   ENERGY (10.9%)
       Chevron Corporation                                                        371                 32,138

   FINANCIAL (4.7%)
       J.P. Morgan & Company, Inc.                                                108                 13,676
                                                                                                 ---------------


   TOTAL COMMON STOCKS (Cost $327,749)                                                               294,918
                                                                                                 ---------------
   TOTAL INVESTMENTS (100.0%)                                                                    $   294,918
                                                                                                 ---------------
                                                                                                 ---------------


      OTHER INFORMATION:
      Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $522,748 and $188,143, respectively. At December 31, 1999, net unrealized depreciation for tax purposes aggregated $32,831 of which $9,443 related to appreciated investments and $42,274 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - September

                       Statement of Assets and Liabilities


                                                                                                DECEMBER 31, 1999
                                                                                               ---------------------
ASSETS
  Investments in securities, at value (cost $441,243)--See accompanying schedule                     $ 413,750
  Cash                                                                                                  15,872
  Dividends, interest and other receivables                                                              1,596
                                                                                               ---------------------
TOTAL ASSETS                                                                                           431,218

LIABILITIES
  Accrued expenses                                                                                      12,935
                                                                                               ---------------------
TOTAL LIABILITIES                                                                                       12,935
                                                                                               ---------------------
NET ASSETS                                                                                           $ 418,283
                                                                                               ---------------------
                                                                                               ---------------------
Net assets consist of:
  Paid-in capital                                                                                    $ 443,384
  Undistributed net investment income                                                                    2,392
  Net unrealized depreciation on investments                                                           (27,493)
                                                                                               ---------------------
NET ASSETS                                                                                           $ 418,283
                                                                                               ---------------------
                                                                                               ---------------------
UNIT VALUE, offering and redemption price per unit                                                    $   9.44
                                                                                               ---------------------
                                                                                               ---------------------
Units outstanding                                                                                       44,323
                                                                                               ---------------------
                                                                                               ---------------------

                             Statement of Operations


                                                                                               SEPTEMBER 30, 1999
                                                                                                (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                                                DECEMBER 31, 1999
                                                                                              ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                         $  3,324

EXPENSES
  Custody and accounting expenses                                                                        5,136
  Directors' fees and expenses                                                                           1,592
  Professional fees                                                                                      1,274
  Errors and omissions insurance                                                                           936
  Printing and filing fees                                                                                 840
  Investment advisory and management fees                                                                  548
  Other expenses                                                                                           318
                                                                                              ----------------------
    Total expenses before reimbursement                                                                 10,644
    Less:  expense reimbursement                                                                        (9,712)
                                                                                              ----------------------
    Net expenses                                                                                           932
                                                                                              ----------------------
Net investment income                                                                                    2,392

UNREALIZED LOSS ON INVESTMENTS
  Net unrealized depreciation during the period on investments                                         (27,493)
                                                                                              ----------------------
Net decrease in net assets resulting from operations                                                 $ (25,101)
                                                                                              ----------------------
                                                                                              ----------------------

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - September

                       Statement of Changes in Net Assets


                                                                                             SEPTEMBER 30, 1999
                                                                                              (COMMENCEMENT OF
                                                                                            OPERATIONS) THROUGH
                                                                                             DECEMBER 31, 1999
                                                                                          -------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                               $ 2,392
  Net unrealized depreciation during the period on investments                                        (27,493)
                                                                                          -------------------------
    Net decrease in net assets resulting from operations                                              (25,101)

Contract related transactions:
  Contributions from contract holders (44,619 units)                                                  446,220
  Cost of units redeemed (296 units)                                                                   (2,836)
                                                                                          -------------------------
    Net increase in net assets resulting from unit transactions                                       443,384
                                                                                          -------------------------
Total increase in net assets                                                                          418,283

NET ASSETS
Beginning of period                                                                                        --

                                                                                          -------------------------
End of period (including undistributed net investment income of $2,392)                             $ 418,283
                                                                                          -------------------------
                                                                                          -------------------------

SEE ACCOMPANYING NOTES.


                              Financial Highlights


                                                                                            SEPTEMBER 30, 1999
                                                                                             (COMMENCEMENT OF
                                                                                            OPERATIONS) THROUGH
                                                                                             DECEMBER 31, 1999
                                                                                          ------------------------
 SELECTED PER-UNIT DATA                                                                             $  10.00
  Unit value, beginning of period
  Loss from investment operations:
    Net investment income                                                                               0.05
    Net unrealized loss on investments                                                                 (0.61)
                                                                                          ------------------------
    Total from investment operations                                                                   (0.56)
                                                                                          ------------------------
  Unit value, end of period                                                                          $  9.44
                                                                                          ------------------------
                                                                                          ------------------------
TOTAL RETURN                                                                                            (5.63%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                             $  418
 Ratio of net investment income to average net assets                                                    2.18%
 Ratio of expenses to average net assets                                                                 0.85%
 Ratio of net investment loss to average net assets before voluntary expense
  reimbursements                                                                                        (6.68%)
 Ratio of expenses to average net assets before voluntary expense reimbursement                          9.71%
 Portfolio turnover rate                                                                                    0%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                      Select Ten Plus Portfolio - September

                             Schedule of Investments

                                December 31, 1999


                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100.0%)
   BASIC MATERIALS (11.4%)
       Du Pont (E.I.) de Nemours and Company                                      719            $    47,364

   CAPITAL GOODS (20.0%)
       Caterpillar Inc.                                                           795                 37,415
       Minnesota Mining and Manufacturing Company                                 465                 45,512
                                                                                                 ---------------
                                                                                                      82,927
   CONSUMER CYCLICAL (28.4%)
       Eastman Kodak Company                                                      591                 39,154
       General Motors Corporation                                                 712                 51,753
       The Goodyear Tire & Rubber Company                                         927                 26,130
                                                                                                 ---------------
                                                                                                     117,037
   CONSUMER STAPLE (17.9%)
       Sears, Roebuck and Company                                               1,464                 44,560
       Philip Morris Companies, Inc.                                            1,269                 29,425
                                                                                                 ---------------
                                                                                                      73,985
   ENERGY (10.4%)
       Chevron Corporation                                                        497                 43,053

   FINANCIAL (11.9%)
       J.P. Morgan & Company, Inc.                                                390                 49,384
                                                                                                 ---------------
   TOTAL COMMON STOCKS (Cost $441,243)                                                               413,750
                                                                                                 ---------------
   TOTAL INVESTMENTS (100.0%)                                                                    $   413,750
                                                                                                 ---------------
                                                                                                 ---------------


      OTHER INFORMATION:
      Cost of purchases of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $441,243. At December 31, 1999, net unrealized depreciation for tax purposes aggregated $27,493 of which $17,790 related to appreciated investments and $45,283 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - December

                       Statement of Assets and Liabilities


                                                                                                DECEMBER 31, 1999
                                                                                               ---------------------
ASSETS
  Investments in securities, at value (cost $59,094)--See accompanying schedule                       $ 59,302
  Cash                                                                                                  62,086
  Receivable from advisor                                                                                  108
                                                                                               ---------------------
TOTAL ASSETS                                                                                           121,496

LIABILITIES
  Payable for investments purchased                                                                     59,094
  Accrued expenses                                                                                         109
                                                                                               ---------------------
TOTAL LIABILITIES                                                                                       59,203
                                                                                               ---------------------
NET ASSETS                                                                                            $ 62,393
                                                                                               ---------------------
                                                                                               ---------------------
Net assets consist of:
  Paid-in capital                                                                                     $ 62,086
  Accumulated net loss                                                                                      (1)
  Net unrealized appreciation on investments                                                               208
                                                                                               ---------------------
NET ASSETS                                                                                            $ 62,293
                                                                                               ---------------------
                                                                                               ---------------------
UNIT VALUE, offering and redemption price per unit                                                    $  10.03
                                                                                               ---------------------
                                                                                               ---------------------
Units outstanding                                                                                        6,208
                                                                                               ---------------------
                                                                                               ---------------------


                             Statement of Operations


                                                                                                FOR THE ONE DAY
                                                                                                  PERIOD ENDED
                                                                                               DECEMBER 31, 1999
                                                                                                 (COMMENCEMENT
                                                                                                 OF OPERATIONS)
                                                                                             -----------------------
INVESTMENT INCOME - DIVIDENDS                                                                           $   --

EXPENSES
  Custody and accounting expenses                                                                           55
  Directors' fees and expenses                                                                              17
  Professional fees                                                                                         14
  Printing and filing fees                                                                                   9
  Investment advisory and management fees                                                                    1
  Other expenses                                                                                            13
                                                                                             -----------------------
    Total expenses before reimbursement                                                                    109
                                                                                             -----------------------
Less: expense reimbursement                                                                               (108)
                                                                                             -----------------------
Net expenses                                                                                                 1
                                                                                             -----------------------
Net investment loss                                                                                         (1)

UNREALIZED GAIN ON INVESTMENTS
   Net unrealized appreciation during the period on investments                                            208
                                                                                             -----------------------
Net increase in net assets resulting from operations                                                   $   207
                                                                                             -----------------------
                                                                                             -----------------------

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Portfolio - December

                       Statement of Changes in Net Assets


                                                                                            FOR THE ONE DAY
                                                                                              PERIOD ENDED
                                                                                           DECEMBER 31, 1999
                                                                                             (COMMENCEMENT
                                                                                             OF OPERATIONS)
                                                                                          ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                                                             $   (1)
   Net unrealized appreciation during the period on investments                                       208
                                                                                          ---------------------
     Net increase in net assets resulting from operations                                             207

Contract related transactions:
   Contributions from contract holders (6,208 units)                                               62,086
                                                                                          ---------------------
Total increase in net assets                                                                       62,293

NET ASSETS
Beginning of period                                                                                    --
                                                                                          ---------------------
End of period (including accumulated net loss of $1)                                             $ 62,293
                                                                                          ---------------------
                                                                                          ---------------------

SEE ACCOMPANYING NOTES.


                              Financial Highlights


                                                                                              FOR THE ONE DAY
                                                                                               PERIOD ENDED
                                                                                             DECEMBER 31, 1999
                                                                                               (COMMENCEMENT
                                                                                              OF OPERATIONS)
                                                                                          ------------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period
  Income from investment operations:                                                                $  10.00
    Net investment income                                                                                 --
    Net unrealized gain on investments                                                                  0.03
                                                                                          ------------------------
    Total from investment operations                                                                    0.03
                                                                                          ------------------------
  Unit value, end of period                                                                         $  10.03
                                                                                          ------------------------
                                                                                          ------------------------
TOTAL RETURN                                                                                            0.34%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                             $   62
 Ratio of net investment loss to average net assets                                                    (0.50%)
 Ratio of expenses to average net assets                                                                0.50%
 Ratio of net investment loss to average net assets before voluntary expense
  reimbursements                                                                                      (54.50%)
 Ratio of expenses to average net assets before voluntary expense reimbursement                        54.50%
 Portfolio turnover rate                                                                                   0%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                      Select Ten Plus Portfolio - December

                             Schedule of Investments

                                December 31, 1999


                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100.0%)
   BASIC MATERIALS (30.3%)
       Du Pont (E.I.) de Nemours and Company                                       90            $     5,929
       Exxon Mobil Corporation                                                     74                  5,962
       International Paper Company                                                107                  6,039
                                                                                                 ---------------
                                                                                                      17,930
   CAPITAL GOODS (20.1%)
       Caterpillar Inc.                                                           127                  5,977
       Minnesota Mining and Manufacturing Company                                  61                  5,970
                                                                                                 ---------------
                                                                                                      11,947
   COMMUNICATIONS SERVICES (10.0%)
       SBC Communications, Inc.                                                   122                  5,947

   CONSUMER CYCLICAL (20.0%)
       Eastman Kodak Company                                                       89                  5,896
       General Motors Corporation                                                  82                  5,960
                                                                                                 ---------------
                                                                                                      11,856
   CONSUMER STAPLE (9.8%)
       Philip Morris Companies, Inc.                                              250                  5,797

   FINANCIAL (9.8%)
       J.P. Morgan & Company, Inc.                                                 46                  5,825
                                                                                                 ---------------
   TOTAL COMMON STOCKS (Cost $59,094)                                                                 59,302
                                                                                                 ---------------
   TOTAL INVESTMENTS (100.0%)                                                                    $    59,302
                                                                                                 ---------------
                                                                                                 ---------------


      OTHER INFORMATION:
      Cost of purchases of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $59,094. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $208 of which $351 related to appreciated investments and $143 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

                           Select Ten Plus Fund, LLC

                          Notes to Financial Statements

                                December 31, 1999


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Select Ten Plus Fund, LLC (the "Fund") was formed as of September 30, 1998. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Contributions to the Fund are presently limited to PINNACLE contract holders. PINNACLE is a flexible premium variable annuity product issued by National Integrity Life Insurance Company ("National Integrity"). National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company ("Integrity"). The Fund is currently divided into four portfolios: Select Ten Plus Portfolio-March, Select Ten Plus Portfolio-June, Select Ten Plus Portfolio-September, and Select Ten Plus Portfolio-December (the "Portfolio(s)"). Each Portfolio is a non-diversified investment company which invests directly in securities. The Portfolios seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. To the extent any of the ten highest yielding stocks qualifying for a Portfolio are reasonably believed to receive 15% or more of their revenues from securities-related activities, the Portfolio will allocate a maximum of 5% of its assets to each of those stocks, and will allocate the remainder of its assets among the remaining stocks not so limited. The Fund has applied to the Securities and Exchange Commission for exemptive relief from this limitation, but there is no assurance as to when or if it will be granted. Each Portfolio is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Portfolio is named. For example, the Select Ten Plus Portfolio-June invests only on the last business day of June each year. The assets of the Fund are owned by National Integrity. As of December 31, 1999 the Select Ten Plus Portfolio-March was the only Portfolio that did not have invested assets.

ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Fund. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Fund pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Portfolios pursuant to a sub-advisory agreement.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of National Integrity, Integrity Capital and ARM Securities. ARM provides retirement savings and investment products through its insurance company subsidiaries.

                          Select Ten Plus Fund, LLC

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At December 31, 1999, ARM had approximately $4.8 billion of assets under management.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Portfolios.

FEDERAL INCOME TAX MATTERS

The Fund is a limited liability company with all its interests owned by National Integrity. Accordingly, the Fund is taxed as part of the operations of National Integrity and is not taxed separately.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser of the Portfolios and National Asset serves as the sub-adviser of the Portfolios. For providing investment management services to the Portfolios, Integrity Capital receives a monthly fee based on an annual rate of .50% of each Portfolio's average daily net assets. Integrity Capital, not the Fund, pays sub-advisory fees to National Asset

                           Select Ten Plus Fund, LLC

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

based on the combined average daily net assets of the Portfolios and the Divisions that comprise Separate Account Ten of Integrity Life Insurance Company (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of .10% of the net asset base up to $100 million and .05% of the net asset base in excess of $100 million. Integrity Capital has agreed to reimburse each Portfolio for operating expenses (excluding management fees and mortality and expense charges) above an annual rate of 0.35% of the Portfolios' average net assets.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, Integrity Capital Advisors, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3.   EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. Following the July 29, 1999 announcement, the ratings of ARM and Integrity were significantly lowered several times by four major rating agencies, materially and adversely affecting Integrity's ability to market and maintain persistency of retail products. As a result, ARM sought protection with respect to its insurance subsidiary, Integrity, from the Ohio Department of Insurance. Integrity is domiciled in Ohio. On August 20, 1999, Integrity consented to a Supervision Order issued by the Ohio Department of Insurance, which remains in effect. Unless the Ohio Department of Insurance begins proceedings for the appointment of a rehabilitator or liquidator, the Supervision Order will automatically be extended for successive 60-day periods until written notice is given to Integrity ending the supervision. National Integrity, which is domiciled in New York, was not affected by the supervision order.

This regulatory action is intended to ensure an orderly process for addressing the financial obligations of Integrity and to protect the interests of its individual policyholders. Integrity will continue payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments. In particular, the Supervision Order suspends the processing of surrenders of fixed annuity policies except in cases of approved hardship. The Supervision Order does not affect the surrender of variable annuity contracts, including the contracts through which the Portfolios of the Fund are offered.

On December 17, 1999 ARM Financial Group, Inc. announced that it had signed a definitive agreement whereby Western and Southern Life Insurance Company (Western and Southern) would acquire the ARM's insurance subsidiaries, Integrity and National Integrity.

                         Select Ten Plus Fund, LLC

3.   EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY (CONTINUED)

Western and Southern is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. Western and Southern is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

The acquisition of the insurance companies by Western and Southern is being implemented in a chapter 11 case filed by ARM under the U.S. Bankruptcy Code.

The closing of the transaction is subject to the approval of the Ohio Department of Insurance, the New York Department of Insurance, and the Bankruptcy Court, as well as to other customary conditions to closing. The transaction is expected to close late in the first quarter of 2000; however, there can be no assurance as to obtaining the required approvals or the timing of the closing of the transaction.

Integrity Capital will not be acquired by Western and Southern. Accordingly, it is contemplated that Integrity Capital will assign the current management agreement between Integrity Capital and the Fund to Touchstone Advisers, Inc., an indirect wholly-owned subsidiary of Western and Southern. The assignment of the management agreement will automatically terminate the agreement, and will also terminate the current sub-advisory agreement between the Fund and National Asset.

The Board of Managers of the Fund will be asked to approve new management and sub-advisory agreements and a participation agreement for the Fund. These new agreements will be subject to shareholder approval. The new management and sub-advisory agreements are expected to contain the same material terms as the current management and sub-advisory agreements. It is anticipated that the shareholders meeting will occur early in the second quarter of 2000.